LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Components of Lease Costs
	Year ended December 31,
	2020	2021

Operating lease cost	$6,495	$7,224
Short-term lease cost	1,709	1,188
Variable lease cost	1,193	1,302
Sublease income	(273)	(195)

Total net lease costs	$9,124	$9,519

Schedule of Supplemental Balance Sheet Information Related to Operating Leases
	Year ended December 31,
	2020	2021

Operating lease ROU assets (under other long-term assets in the balance sheets)	$20,363	$14,159
Operating lease liabilities, current	$7,025	$6,974
Operating lease liabilities, long-term (under other long-term liabilities in the balance sheets)	$16,202	$10,239
Weighted average remaining lease term (in years)	3.8	2.9
Weighted average discount rate	1.7%	1.7%

Schedule of Minimum Lease Payments for Company's ROU Assets Over Remaining Lease Periods
December 31, 2021

2022	$7,017
2023	6,121
2024	3,872
2025	389
2026	197

Total undiscounted lease payments	17,596
Less: imputed interest	(383)

Present value of lease liabilities	$17,213